Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

August 31, 2006

Via Edgar

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

           Re:          PIMCO Funds (the "Trust")

                          (File Nos. 33-12113 and 811-5028)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify on behalf of the Trust, that (i) the forms of Prospectuses and Statement of Additional Information that the Trust would have filed pursuant Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 114, which was filed on August 29, 2006, and (ii) the text of Post-Effective Amendment No. 114 was filed electronically on August 29, 2006.

Please do not hesitate to contact the undersigned at (202) 261-3467 if you have any questions regarding this certification.

Sincerely,

/s/ Derek B. Newman

cc:     Steve King

         Joshua Ratner

         Brendan C. Fox